Other Accounts Payables - Schedule of Statement of Financial Position and Profit or Loss and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Statement of Financial Position and Profit or Loss and Other Comprehensive Income [Abstract]
Current Assets	$ 8	$ 11
Current liability
Royalties paid during the year		(177)
Expense carried to Research and Development cost	$ 12	$ 17